Interest and Finance Costs (Tables)	6 Months Ended
Jun. 30, 2023
Interest and Finance Costs [Abstract]
Interest and Finance Costs
The amounts in the accompanying unaudited interim consolidated statements of comprehensive income are analyzed as follows:

	Six months ended June 30,	Six months ended June 30,
	2022	2023
Interest on long-term debt	$2,644,821	$5,318,880
Amortization of deferred finance charges	373,239	423,855
Other finance charges	81,109	374,906
Total Interest and Finance Costs	$3,099,169	$6,117,641